31. Revenue from sales (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
SummaryOfRevenueFromSalesLineItems [Line Items]
Revenue from sales	$ 24,340,002	$ 13,079,609	$ 3,802,162
Sales of electricity
SummaryOfRevenueFromSalesLineItems [Line Items]
Revenue from sales	24,171,502	12,952,666	3,720,442
Right of use on poles
SummaryOfRevenueFromSalesLineItems [Line Items]
Revenue from sales	130,851	108,228	76,417
Connection charges
SummaryOfRevenueFromSalesLineItems [Line Items]
Revenue from sales	30,432	15,893	4,195
Reconnection charges
SummaryOfRevenueFromSalesLineItems [Line Items]
Revenue from sales	$ 7,217	$ 2,822	$ 1,108